Leases - Maturities of Operating Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 6
2023	6
2024	5
2025	3
2026	3
Thereafter	3
Total	26
Less: interest	3
Present value of lease liabilities	$ 23	$ 30